Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $6.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $629.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $534.71 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $729.22 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)